LEASES (Tables)	12 Months Ended
Dec. 31, 2013
LEASES
Schedule of future minimum lease payments under capital leases

    The following is a schedule of future minimum lease payments under capital leases together with the present value of the net minimum lease payments as at December 31, 2013:

Minimum Capital Lease Payments

2014	$12,776

2015	5,678

2016	2,268

2017	2,268

2018	2,268

Thereafter	–

Total minimum lease payments	25,258

Less amount representing interest	1,380

Present value of net minimum lease payments	$23,878

Summary of information related to capital lease obligations

	As at December 31,

	2013	2012

Total future lease payments	$25,258	$26,668

Less: interest	1,380	1,605

	23,878	25,063

Less: current portion	12,035	12,955

Long-term portion of capital lease obligations	$11,843	$12,108

Schedule of future minimum lease payments under operating leases

    Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms in excess of one year as at December 31, 2013 are as follows:

Minimum Operating Lease Payments

2014	$1,783

2015	1,032

2016	822

2017	816

2018	836

Thereafter	2,470

Total	$7,759